Share-based Compensation (Details) - Schedule of Stock-Based Option Activity - Share-Based Payment Arrangement, Option [Member] - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation (Details) - Schedule of Stock-Based Option Activity [Line Items]
Shares Outstanding, Ending Balance (in Shares)	36,436	36,436	36,436
Weighted Average Fair Value Per Share, Ending Balance	$ 35.54	$ 24.8	$ 24.8
Weighted Average Exercise Price Per Share, Ending Balance	$ 78.71	$ 78.71	$ 78.71
Weighted Average Remaining Terms (in years), Ending Balance	6 years 4 months 2 days	4 years 4 months 2 days	5 years 4 months 2 days
Aggregate Intrinsic ValueAggregate Intrinsic Value, Ending Balance (in Dollars)
Shares (in Shares)		36,436	36,436
Weighted Average Fair Value Per Share		$ 24.8	$ 24.8
Weighted Average Exercise Price Per Share		$ 78.71	$ 78.71
Weighted Average Remaining Terms (in years)		4 years 4 months 2 days	5 years 4 months 2 days
Aggregate Intrinsic Value (in Dollars)
Shares (in Shares)
Weighted Average Fair Value Per Share
Weighted Average Exercise Price Per Share
Shares (in Shares)
Weighted Average Fair Value Per Share
Weighted Average Exercise Price Per Share
Shares (in Shares)
Weighted Average Fair Value Per Share
Weighted Average Exercise Price Per Share